EVENTS OCCURRING AFTER BALANCE SHEET DATE	12 Months Ended
Dec. 31, 2022
EVENTS OCCURRING AFTER BALANCE SHEET DATE

28 EVENTS OCCURRING AFTER BALANCE SHEET DATE

The Company has assessed all events occurred from December 31, 2022, up through May 1, 2023, which is the date that these consolidated financial statements are available to be issued. Other than the events disclosed below, there are not any material subsequent events that would require disclosure in these consolidated financial statements.

On January 3, 2023, the convertible loan amounting to S$1,500,000 was extended from January 6, 2023 to January 5, 2024.

Effective on January 17, 2023, the registrant implemented a 1-for-380.83 reverse split of its ordinary shares pursuant to which the shareholders received one (1) ordinary share for every 380.83 ordinary shares held as of such date. As a result, the Company has 8,444,460 ordinary shares issued and outstanding. Unless indicated or the context otherwise requires, all per share amounts and numbers of ordinary shares in this report have been retrospectively adjusted for the reverse share split, as if such reverse share split occurred on the first day of the years presented.

On January 19, 2023, the Company converted to a public limited company and the name of the Company has changed from “CytoMed Therapeutics Pte. Ltd.” to “CytoMed Therapeutics Limited” and that the name “CytoMed Therapeutics Limited” has substituted for “CytoMed Therapeutics Pte. Ltd.” wherever “CytoMed Therapeutics Pte. Ltd.” appears in the Constitution of the Company.

On January 26, 2023, the Company converted the convertible loan of S$250,000 into 82,990 ordinary shares. These newly issued shares rank pari passu in all respects with the previously issued shares.

On February 22, 2023, the related party loan of S$300,000 was extended for further a total of two months period or till the date of full repayment, whichever is earlier, commencing from March 4, 2023 and the fixed interest rate changed from 5.0% to 5.5% per annum. The loan was repaid in full on April 10, 2023.

On April 18, 2023, the Company completed the Offering on the Nasdaq Capital Market, whereby issued and sold 2,412,369 shares of our ordinary shares at a price to the public of U.S.$4.00 per share for aggregate gross proceeds of S$12,938,017 (approximately U.S.$9.65 million). The Company received S$11,055,543 (approximately U.S.$8.25 million) in net proceeds after deducting underwriting discounts and commissions and offering expenses.

On April 21, 2023, the Company converted the convertible loan of S$1,500,000 into 589,509 ordinary shares. These newly issued shares rank pari passu in all respects with the previously issued shares.